Exception Grades

Run Date - 2/10/2026 4:51:47 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630234	34399611	XXXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property is marked rural and is ineligible per guidelines.	Borrower has verified disposable income of at least $2500.00. Miscellaneous Miscellaneous	Residual income >$2,500. Low housing ratio of 25% or less. Prior homeownership experience (No FC or Short Sale).	Originator,SitusAMC Originator Originator	Reviewer Comment (2025-03-05): CF Update. Reviewer Comment (2024-12-05): CF Update Reviewer Comment (2024-12-05): DTI and score updated. Affects CF. Reviewer Comment (2024-10-02): Lender exception with compensating factors.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	A	Non QM	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630234	34399609	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	State Compliance	State HPML	(State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	Oklahoma Higher-Priced Mortgage Loan: APR on subject loan of 10.60346% or Final Disclosure APR of 10.62500% is equal to or greater than the threshold of APOR 6.45% + 1.5%, or 7.95000%. Compliant Higher Priced Loan.					Buyer Comment (2024-10-04): Please clear as grade is 1.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	B	A	Non QM	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630299	35671668	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $635.00 exceeds tolerance of $625.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2025-09-04): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630335	35671700	XXXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender Exception is approved for new project where developer is still in control and 40% of units in subject phase are sold is approved with 0.25 pricing hit.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-09-08): Preapproved exception			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B	A	A		N/A	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630285	35671720	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on X/XX/XXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/X/XX/XXXX)	Final Closing Disclosure provided on X/XX/XXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID				Reviewer Comment (2025-09-12): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2025-09-11): docs uploaded		XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Non QM	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630280	35671747	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $60.00 exceeds tolerance of $50.00 plus 10% or $55.00. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2025-09-09): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630288	35671757	XXXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception to allow less than 2 years self employment with 3 years in the same industry. Contingent upon Max 85% LTV. XXXXXXX exception in file, missing lender exception from XXXX.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	$24K residual income Fico is 85 points above guideline minimum.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-09-23): Lender exceptions in file. Buyer Comment (2025-09-19): exception uploaded			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630320	35671762	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $325.00 exceeds tolerance of $260.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2025-09-09): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630314	35671765	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $256.50 exceeds tolerance of $0.00 plus 10% or $0.00. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2025-09-12): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630314	35671766	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $5,715.44 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)					Reviewer Comment (2025-09-12): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630323	35671823	XXXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for self-employment verification letter and 4 NSFs in 12 months with none in the most recent 3 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	$23K residual income. $61K reserves DTI is XX% below guideline max. Fico is 107 points above guideline minimum.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-09-15): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630268	35671838	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on X/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX,XXXis over disclosed by $80.00 compared to the calculated Amount Financed of $XXX,XXXand the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated X/XX/XXXX). (Final/X/XX/XXXX)	Final Closing Disclosure provided on X/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX,XXXis over disclosed by $80.00 compared to the calculated Amount Financed of $XXX,XXXand the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate				Reviewer Comment (2025-09-29): SitusAMC received PCCD, LOE, Copy of Refund Check, Re-opening of Rescission and Proof of Receipt. Buyer Comment (2025-09-26): docs uploaded		XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630268	35671839	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on X/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX,XXX is under disclosed by $80.00 compared to the calculated Finance Charge of $XXX,XXX which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated X/XX/XXXX). (Final/X/XX/XXXX)	Final Closing Disclosure provided on X/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX,XXX is under disclosed by $80.00 compared to the calculated Finance				Reviewer Comment (2025-09-29): SitusAMC received PCCD, LOE, Copy of Refund Check, Re-opening of Rescission and Proof of Receipt.		XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630281	35671843	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $108.00 exceeds tolerance of $68.00 plus 10% or $74.80. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2025-09-11): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630315	35671868	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $225.00 exceeds tolerance of $144.00 plus 10% or $158.40. Insufficient or no cure was provided to the borrower. (0)	Recording fee increase without a valid change of circumstance.	Reviewer Comment (2025-10-02): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2025-09-30): cure uploaded

Reviewer Comment (2025-09-17): SitusAMC: Provided COC in the loan file does not give sufficient information on why the recording fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-09-16): See COC

Buyer Comment (2025-09-16): See COC provided
																			XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630321	35671873	XXXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender Exception approved for master insurance coverage is approved with a 0.25 pricing hit. The budget and balance street should support 25% budgeted reserves and 50% reserve fund balance as indicated on Questionnaire and borrower to obtain HO6 policy with full replacement cost coverage.	Borrower has verified disposable income of at least $2500.00.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least 40 points.	97 months reserves LTV/CLTV is 35% below guideline max. LTV/CLTV is 35% below guideline max. DTI is XX% below guideline max. Fico is 131 points above guideline minimum.	SitusAMC SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-09-15): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630336	35671887	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $123.60 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)					Reviewer Comment (2025-09-12): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630341	35671897	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,717.90 exceeds tolerance of $3,715.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Sufficient cure provided at closing				Reviewer Comment (2025-09-19): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630322	35671900	XXXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		CPA letter missing some of the required attestations, lender exceptions in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The representative FICO score exceeds the guideline minimum by at l east 40 points.	$45K residual income. Fico is 43 points above guideline minimum.	SitusAMC SitusAMC Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-09-17): Lender exceptions in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630290	35671931	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	There is no mortgage being paid off on this transaction; therefore, is not a same lender refinance. The Right To Rescind form should be H-8.				Reviewer Comment (2025-10-06): Documentation provided; exception cured. Buyer Comment (2025-10-02): see attached LOX, mailing label and ROR		XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630319	35671944	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $815.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2025-10-02): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630319	35671945	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $257.98 exceeds tolerance of $225.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2025-10-02): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630319	35671943	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,399.30 exceeds tolerance of $4,254.30. Sufficient or excess cure was provided to the borrower at Closing. (7200)					Reviewer Comment (2025-10-02): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630302	35671947	XXXXXXXXXX	XX/XX/XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of $X,XXX,XXX is greater than Guideline maximum loan amount of $3,500,000.00.	Lender exception in file at origination to allow loan amount to exceed $3,500,000.	Borrower has verified disposable income of at least $2500.00.

Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

														The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Disposable Income: $109,196.43	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-09-16): The client elects to waive.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630291	35671950	XXXXXXXXXX	XX/XX/XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of XX.XX% exceeds Guideline total debt ratio of 43.00000%.	Calculated investor qualifying total debt ratio of XX.XX% exceeds Guideline total debt ratio of 43.00000%. An XXXXXXX exception for First-time Home Buyer with XX.XX%DTI was provided, however missing lender exception from XXXXXXXXXXX.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

														The representative FICO score exceeds the guideline minimum by at least 40 points.	11 months reserves LTV/CLTV is 15% below guideline max. LTV/CLTV is 15% below guideline max. Fico is 148 points above guideline minimum.	SitusAMC SitusAMC SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-09-26): Lender exceptions in file. Buyer Comment (2025-09-24): See docs provided			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630296	35671993	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $205.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75104)					Reviewer Comment (2025-09-15): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630296	35671994	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $115.00 exceeds tolerance of $70.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2025-09-15): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630316	35672033	XXXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Approved exception in file for borrower 3 XXXXX not meeting minimum tradeline requirements. Exception approved with comp factors of reserves, LTV, DTI and residual income.	Borrower has verified disposable income of at least $2500.00.

Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

														The representative FICO score exceeds the guideline minimum by at least 40 points.	Exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-09-18): File is missing a VVOE dated within 10 business days of the Note.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630283	35672036	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2025-09-18): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630263	35672053	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)					Reviewer Comment (2025-09-16): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	B	B	A	A	Non QM	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630263	35672055	XXXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception to consider borrower as living rent-free and qualify under rent-free guidelines based on rent-free letter provided from parents and based on her age when lease was signed. Approval in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Exception approval in file with comp factors cited.	SitusAMC,Originator SitusAMC SitusAMC	Reviewer Comment (2025-09-18): Exception approval in file with comp factors cited.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630295	35672092	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on X/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $374,185.70 is under disclosed by $38.00 compared to the calculated Finance Charge of $XXX,XXXwhich exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated X/XX/XXXX). (Final/X/XX/XXXX)	It appears the Lender did not include the Title - Tax Certificate fee in the Finance Charges.				Reviewer Comment (2025-10-16): SitusAMC received PCCD, LOE, Copy of Refund Check, Re-opening of Rescission and Proof of Receipt. Buyer Comment (2025-10-15): rtc Reviewer Comment (2025-10-09): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing. As this is a Material Disclosure violation on a rescindable transaction, the reopening of rescission is also required. Please provide proof rescission reopened to all consumers. Buyer Comment (2025-10-08): see 34526592		XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630295	35672091	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on X/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX,XXX is over disclosed by $38.00 compared to the calculated Amount Financed of $XXX,XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated X/XX/XXXX). (Final/X/XX/XXXX)	It appears the Lender did not include the Title - Tax Certificate fee in the Amount Financed.	Reviewer Comment (2025-10-16): SitusAMC received PCCD, LOE, Copy of Refund Check, Re-opening of Rescission and Proof of Receipt.

Reviewer Comment (2025-10-09): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing.  As this is a Material Disclosure violation on a rescindable transaction, the reopening of rescission is also required.  Please provide proof rescission reopened to all consumers.

Buyer Comment (2025-10-08): check

Buyer Comment (2025-10-08): tracking -

Reviewer Comment (2025-10-08): Cure requires PCCD, LOE, Copy of refund check, re-opening of RTC and proof of delivery.

Buyer Comment (2025-10-07): docs uploaded
																			XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630330	35672096	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date X/XX/XXXX, Most Recent Tax Return End Date X/XX/XXXX, Tax Return Due Date X/XX/XXXX. (XXXXXXXXXXX/Schedule C)	The file is missing the most recent XXXX tax returns.				Buyer Comment (2025-10-07): Accepted as is: Tax returns in file for XXXX. Tax extension was filed timely for XXXX and prior to closing. Buyer Comment (2025-10-06): Accepted as is: Tax returns in file for XXXX. Tax extension was filed timely for XXXX and prior to closing. Reviewer Comment (2025-10-06): Please accept as is. Buyer Comment (2025-10-02): see attached extension				2	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630342	35672105	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $309.95 exceeds tolerance of $220.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2025-09-24): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630260	35672119	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XX/XX/XXXX)	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2025-10-08): Client accepts level 2 exception as is. Buyer Comment (2025-10-07): Lender attestation Reviewer Comment (2025-10-03): No issue date, incomplete title CD signed by consumer on XX/XX/XXXX. Date issued nonmaterial under SFA TRID Grid Reviewer Comment (2025-10-01): Undated and incomplete CD (document 122) does not have an issue date and loan file does not indicate when the CD was issued. CD was signed by borrower and may not be removed from testing. No visible cure available. Buyer Comment (2025-09-30): initial cd uploaded			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase	Good Faith Redisclosure	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630244	35672149	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date X/XX/XXXX, Tax Return Due Date X/XX/XXXX. (XXXXXXXXXXXXXXX/Schedule C)	The file is missing the most recent tax returns.				Reviewer Comment (2025-09-29): The client accepts this as is.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630244	35672151	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date X/XX/XXXX, Tax Return Due Date X/XX/XXXX. (XXXXXXXXXXXXXXXy/Schedule K-1 less than 25 Percent)	Please accept level 2 exception as is.				Reviewer Comment (2025-09-29): The client accepts this as is.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630244	35672152	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date X/XX/XXXX, Tax Return Due Date X/XX/XXXX. (XXXXXXXXXXXXXXX/Schedule K-1 less than 25 Percent)	Please accept level 2 exception as is.				Reviewer Comment (2025-09-29): The client accepts this as is.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630243	35672178	XXXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved exception in file for non-warrantable condo that is not budgeting reserves. Exception approved with comp factors.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-09-22): Exception approved with comp factors.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630238	35672190	XXXXXXXXXX	XX/XX/XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $1,017,500.00 is less than the note amount of $X,XXX,XXX based on the Commitment in file.	The Title Policy Amount of $1,017,500.00 is less than the note amount of $X,XXX,XXX based on the Commitment in file.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

														The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-09-29): The client elects to waive.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630329	35672222	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $XXX exceeds tolerance of $400.00. Sufficient or excess cure was provided to the borrower at Closing. (75215)					Reviewer Comment (2025-10-07): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	2630253	35672239	XXXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7588)					Reviewer Comment (2025-09-24): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No